Share Capital (Details) - Schedule of Outstanding Stock Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Outstanding Stock Options Abstract
Number Outstanding, Beginning Balance	14,238	8,091	5,641
Weighted Average Exercise Price, Beginning Balance	$ 594.08	$ 1,017.6	$ 888
Number Outstanding, Ending Balance	29,384	14,238	8,091
Weighted Average Exercise Price, Ending Balance	$ 163.38	$ 594.08	$ 1,017.6
Number Outstanding, Granted	25,000	6,533	4,001
Weighted Average Exercise Price, Granted	$ 14.4	$ 99.04	$ 1,168.8
Number of Outstanding, Exercised			(492)
Weighted Average Exercise Price, Exercised			$ 796.8
Number of Outstanding, Forfeited	(9,853)	(386)	(1,059)
Weighted Average Exercise Price, Forfeited	$ 407.59	$ 1,484.96	$ 813.6